Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The outstanding debt as of September 30, 2022 and December 31, 2022 is classified in the condensed consolidated balance sheets as follows:

	September 30, 2022	December 31, 2021
Term loan	$123,438	$37,500
Less: Current portion	(6,250)	(5,000)

	$117,188	$32,500
Less: Unamortized debt issuance costs	(3,737)	(537)

Term loan, net of current portion	$113,451	$31,963

Schedule of Future Maturities of Long-term Debt	Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2022 (remaining three months)	$1,563
2023	6,250
2024	6,250
2025	6,250
2026	6,250
2027	96,876

$123,438

Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2022	$5,000
2023	5,000
2024	27,500

$37,500